Related Party Transactions - Schedule of Balances Due to and Due from Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Due from related parties	$ 322,457	$ 80,270
Due to related parties	880,555	195,214	131,041
Huang Xiansheng [Member]
Due from related parties		$ 25,837
Relationship	Minority shareholder of Shenzhen Yeller	Minority shareholder of Shenzhen Yeller
Shenzhen Huashengchuang Investment Development Co., Ltd [Member]
Due from related parties	$ 282,954
Relationship	Company owned by President of the Company
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties	$ 39,503	$ 54,433
Relationship	Company owned by President of the Company	Company owned by President of the Company
Huang Zhicheng [Member]
Due to related parties		$ 57,423	51,324
Relationship	Former shareholder of the Company	Shareholder
Huang Yusheng [Member]
Due to related parties	$ 880,555	$ 137,791	$ 79,717
Relationship	President of the Company	President of the Company